Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) CAD in Millions	Dec. 31, 2015 CAD
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2016	CAD 316
2017	328
2018	339
2019	350
2020	360
2021 through to 2025	1,928
Total estimated future benefit payments through to 2025	3,621
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2016	53
2017	55
2018	57
2019	59
2020	61
2021 through to 2025	342
Total estimated future benefit payments through to 2025	CAD 627